Document and Entity Information	Mar. 13, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Mar. 13, 2024
Entity Registrant Name	Turtle Beach Corp
Entity File Number	001-35465
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2767540
Entity Address Address Line 1	44 South Broadway
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	White Plains
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10601
City Area Code	888
Local Phone Number	496-8001
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	HEAR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On March 18, 2024, Turtle Beach Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report its acquisition of Performance Design Products LLC (“PDP”), through the acquisition of all of the issued and outstanding equity of FSAR Holdings, Inc. (the “Transaction”). By this amendment to the Original 8-K, the Company is amending Item 9.01 thereof to include the required financial statements and pro forma financial information.This amendment amends and supplements the Original 8-K solely to provide the financial statements and pro forma financial information relating to the Transaction required under Item 9.01 of Form 8-K as set forth below, which are incorporated herein by reference, and which were excluded from the Original 8-K in reliance on the instructions to such item. This amendment reports no other updates or amendments to the Original 8-K. The pro forma financial information included in this amendment has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and PDP would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve after completion of the Transaction.
Entity Central Index Key	0001493761